Deficiency in Stockholders' Equity (Details Narrative) - USD ($)	1 Months Ended					6 Months Ended		12 Months Ended
	Jul. 31, 2019	Dec. 31, 2018	Oct. 31, 2018	Jul. 31, 2018	May 28, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Oct. 30, 2018
Stock issued in exchange for services, shares						817,753		1,846,078	906,090
Share Price						$ 0.73		$ 0.73
Stock issued in exchange for services, value						$ 600,000		$ 1,354,500
Number stock converted amount		$ 290,220	$ 331,681
Conversion Price		$ 1.10							$ 1.10	$ 1.10
Warrant term						3 years
Warrant exercise price						$ 0.25
Treasury stock repurchased						1,226,630
Treasury stock retired						817,753
Stock held in treasury						408,877
Treasury Stock issued	136,292			136,292		136,292
Warrant issued						325,000
Stock Price						$ 0.25
Warrants description								Company issued seven (7) warrants for the purchase of 1,362,922 shares of the Company’s common stock. The warrants were issued with various loan agreements as described above in Note 4. Two warrants for a total of 136,292 shares of common stock were issued with exercise prices of $0.73 per share and five warrants for a total of 1,226,630 shares of common stock were issued with an exercise price of $0.92 per share. The Company estimated the fair value of the warrants totaling $161,626 based on its estimate of the fair value of the Company’s common stock at the issuance date, an average risk-free interest rate of 1.69%, the estimated life of half of the term of the warrant, a zero dividend yield and, a volatility rate of 50%, which was recorded as a discount to the notes and amortized over the notes’ lives under the effective interest rate method. The fair value of the warrants were expensed over the life of the loans which was 12 months. These warrants have expired
Sale of common stock						100,000
Stock based compensation								$ 265,589
Canfield [Member]
Share Price								$ 0.54
Preferred stock, authorized shares		5,000,000						5,000,000	5,000,000
Preferred stock, issued shares
Preferred stock, outstanding shares
Sale of common stock								336,000	200,000
Proceeds from sales of common stock								$ 100,000	$ 2,000
Value of common stock sold (per share)		$ 0.01						$ 0.298	$ 0.01
Stock based compensation								$ 160,786	$ 0
Unrecognized compensation								$ 0
Principal [Member]
Number of stock converted		175,000	200,000
Accrued Interest [Member]
Number of stock converted		144,410	165,040
Consultant
Stock issued in exchange for services, shares					718,682
Series A Convertible Preferred Stock [Member]
Number of common stock issued						6,276,432
Warrant issued						4,088,765
Stock Price						$ .73
Series A Convertible Preferred Stock [Member] | SBG [Member]
Warrant term						3 years
Warrant issued						1,000,000
Stock Price						$ 0.18
Warrants exchanged						1,362,922
Series B Convertible Preferred Stock [Member]
Number of stock converted								3,913,414
Number of common stock issued						7,653,981
Warrant exercise price								$ 1.10
Warrant issued						4,088,765		2,666,837
Stock Price						$ 0.73
Warrants Outstanding						1,145,786